Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NUMBER OF OPTIONS
Outstanding as of beginning of period (in shares)	1,164,017	849,039	193,511
Granted (in shares)	1,419,504	470,909	722,992
Exercised (in shares)	(96,339)	(82,387)	(51,591)
Cancelled or forfeited (in shares)		(73,544)	(13,288)
Expired (in shares)	(3,030)		(2,585)
Outstanding as of end of period (in shares)	2,484,152	1,164,017	849,039	193,511
Exercisable (in shares)	694,023	608,156	424,279
WEIGHTED- AVERAGE EXERCISE PRICE
Outstanding as of beginning of period (in USD per share)	$ 0.35	$ 0.26	$ 0.10
Granted (in USD per share)	18.90	0.47	0.30
Exercised (in USD per share)	0.33	0.16	0.16
Cancelled or forfeited (in USD per share)		0.36	0.30
Expired (in USD per share)	0.16		0.30
Outstanding as of end of period (in USD per share)	10.95	0.35	0.26	$ 0.10
Exercisable (in USD per share)	$ 0.49	$ 0.29	$ 0.27
WEIGHTED-AVERAGE REMAINING CONTRACTUAL TERM (IN YEARS)
Outstanding	8 years 10 months 6 days	8 years 7 months 20 days	9 years 1 month 6 days	9 years 2 months 12 days
Exercisable	7 years 7 months 9 days	8 years 2 months 1 day	9 years 29 days
AGGREGATE INTRINSIC VALUE
Outstanding	$ 68,959	$ 144	$ 31	$ 38
Exercised	2,173	26	7
Exercisable	$ 26,436	$ 112	$ 12